Summary of Significant Accounting Policies and Organization - Schedule of Antidilutive Securities of Earnings Per Share (Details) (10-K) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities	82,193,691	76,460,919	76,460,919	57,995,919
Stock Warrants [Member]
Antidilutive Securities	55,391,189	49,120,917	49,120,917	57,995,917
Stock Options [Member]
Antidilutive Securities	26,802,500	27,340,000	27,340,000
Convertible Preferred Stock [Member]
Antidilutive Securities	2	2	2	2